March 6, 2013

Via EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

RE:  Principal Funds, Inc. (the "Fund") File Nos. 033-59474, 811-07572

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), the Fund certifies the form of Prospectus for Classes Institutional, R-1, R-2, R-3, R-4 and R-5 shares that would have been filed under 1933 Act Rule 497(b) or (c) would not have differed from that contained in the Fund's most recent post-effective amendment to its registration statement on Form N-1A. That post-effective amendment (#123) was filed electronically with the Securities and Exchange Commission on March 4, 2013 (Accession # 0000898745-13-000292).

If you have any questions regarding this filing, please call me at 515-235-9154.

Very truly yours,

/s/ Jennifer A. Mills

Jennifer A. Mills

Assistant Counsel

Principal Funds, Inc.